Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 8
	$ 884,083	Royalties	ITALY	CALVELLO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 9
	1,964,671	Royalties	ITALY	CORLETO PERTICARA MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 10
	302,257	Royalties	ITALY	GORGOGLIONE MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 11
	505,190	Royalties	ITALY	GRUMENTO NOVA MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 12
	378,893	Royalties	ITALY	MARSICO NUOVO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 13
	126,298	Royalties	ITALY	MARSICOVETERE MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 14
	126,298	Royalties	ITALY	MONTEMURRO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 15
	44,157,199	Royalties	ITALY	REGIONE BASILICATA	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 16
	22,264,135	Royalties	ITALY	TESORERIA PROVINICIALE DELLO STATO	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 17
	3,504,758	Royalties	ITALY	VIGGIANO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 18
	4,128,063	Taxes	ITALY	TESORERIA PROVINICIALE DELLO STATO	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 19
	718,305	Fees	ITALY	TESORERIA PROVINICIALE DELLO STATO	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 20
	79,302,465	Fees	ITALY	REGIONE BASILICATA	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 21
	200,016	Fees	ITALY	VIGGIANO MUNICIPALITY	ITALY UPSTREAM ASSET	Crude Oil and/or Natural Gas	Well
#: 22
	853,946,278	Prod. Entitlements	NORWAY	EQUINOR ASA	ORMEN LANGE	Crude Oil and/or Natural Gas	Well
#: 23
	1,229,275,364	Prod. Entitlements	NORWAY	PETORO AS	ORMEN LANGE	Crude Oil and/or Natural Gas	Well
#: 26
	(32,113,820)	Taxes	UNITED KINGDOM	HM REVENUE AND CUSTOMS	BRENT AND OTHER NORTHERN NORTH SEA PROJECTS	Crude Oil and/or Natural Gas	Well
#: 28
	563,325	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	BRENT AND OTHER NORTHERN NORTH SEA PROJECTS	Crude Oil and/or Natural Gas	Well
#: 29
	3,232,597	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	ONEGAS WEST	Crude Oil and/or Natural Gas	Well
#: 31
	2,119,313	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	UK OFFSHORE OPERATED	Crude Oil and/or Natural Gas	Well
#: 32
	1,076,456	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	WEST OF SHETLAND NON-OPERATED	Crude Oil and/or Natural Gas	Well
#: 33
	1,117,783	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY	UK EXPLORATION PROJECTS	Crude Oil and/or Natural Gas	Well
#: 42
	242,741,780	Taxes	KAZAKHSTAN	WEST KAZAKHSTAN TAX COMMITTEE	KARACHAGANAK	Crude Oil and/or Natural Gas	Well
#: 43
	301,048,915	Prod. Entitlements	MALAYSIA	BRUNEI NATIONAL PETROLEUM COMPANY SENDIRIAN BERHAD	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 44
	297,371,578	Royalties	MALAYSIA	MALAYSIA FEDERAL AND STATE GOVERNMENTS	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 45
	171,688,785	Royalties	MALAYSIA	MALAYSIA FEDERAL AND STATE GOVERNMENTS	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 46
	74,656,856	Prod. Entitlements	MALAYSIA	PETROLEUM SARAWAK EXPLORATION AND PRODUCTION SDN. BHD.	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 47
	615,635,424	Prod. Entitlements	MALAYSIA	PETROLIAM NASIONAL BERHAD	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 48
	374,443,139	Prod. Entitlements	MALAYSIA	PETROLIAM NASIONAL BERHAD	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 49
	3,017,327	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD	SABAH GAS (NON-OPERATED)	Crude Oil and/or Natural Gas	Well
#: 50
	6,081,096	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 51
	21,850,036	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 52
	518,510,486	Prod. Entitlements	MALAYSIA	PETRONAS CARIGALI SDN.BHD.	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 53
	432,707,987	Prod. Entitlements	MALAYSIA	PETRONAS CARIGALI SDN.BHD.	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 55
	158,435,164	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI	SABAH INBOARD AND DEEPWATER OIL	Crude Oil and/or Natural Gas	Well
#: 56
	116,047,586	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI	SARAWAK OIL AND GAS	Crude Oil and/or Natural Gas	Well
#: 57
	16,208,714	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI	SABAH GAS (NON-OPERATED)	Crude Oil and/or Natural Gas	Well
#: 62
	633,711,368	Prod. Entitlements	OMAN	MINISTRY OF ENERGY AND MINERALS	BLOCK 10 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 63
	3,954,062,451	Taxes	OMAN	MINISTRY OF FINANCE	BLOCK 6 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 64
	400,000	Fees	OMAN	MINISTRY OF FINANCE	BLOCK 10 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 65
	250,000	Fees	OMAN	MINISTRY OF FINANCE	BLOCK 11 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 66
	250,000	Fees	OMAN	MINISTRY OF FINANCE	BLOCK 55 CONCESSION	Crude Oil and/or Natural Gas	Well
#: 67
	1,801,453,896	Prod. Entitlements	QATAR	QATARENERGY	PEARL GTL	Crude Oil and/or Natural Gas	Well
#: 68
	1,507,244,066	Taxes	QATAR	QATARENERGY	PEARL GTL	Crude Oil and/or Natural Gas	Well
#: 69
	30,538,723	Fees	QATAR	QATARENERGY	PEARL GTL	Crude Oil and/or Natural Gas	Well
#: 70
	583,570,540	Taxes	AUSTRALIA	AUSTRALIAN TAXATION OFFICE	QGC	Crude Oil and/or Natural Gas	Well
#: 72
	217,920	Fees	AUSTRALIA	BANANA SHIRE COUNCIL	QGC	Crude Oil and/or Natural Gas	Well
#: 73
	10,317,519	Fees	AUSTRALIA	WESTERN DOWNS REGIONAL COUNCIL	QGC	Crude Oil and/or Natural Gas	Well
#: 74
	266,428	Infrastructure	AUSTRALIA	WESTERN DOWNS REGIONAL COUNCIL	QGC	Crude Oil and/or Natural Gas	Well
#: 75
	111,989,284	Royalties	AUSTRALIA	FEDERAL DEPARTMENT OF INDUSTRY, SCIENCE AND RESOURCES	NORTH WEST SHELF	Crude Oil and/or Natural Gas	Well
#: 76
	356,590,166	Royalties	AUSTRALIA	QUEENSLAND REVENUE OFFICE	QGC	Crude Oil and/or Natural Gas	Well
#: 77
	581,472	Fees	AUSTRALIA	QUEENSLAND DEPARTMENT OF NATURAL RESOURCES AND MINES	QGC	Crude Oil and/or Natural Gas	Well
#: 78
	935,554	Fees	AUSTRALIA	QUEENSLAND DEPARTMENT OF ENVIRONMENT AND SCIENCE	QGC	Crude Oil and/or Natural Gas	Well
#: 79
	1,359,992	Fees	AUSTRALIA	RESOURCES SAFETY AND HEALTH QUEENSLAND	QGC	Crude Oil and/or Natural Gas	Well
#: 80
	41,164,348	Taxes	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION	EGYPT OFFSHORE DEVELOPMENT	Crude Oil and/or Natural Gas	Well
#: 81
	540,000	Bonuses	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION	EGYPT OFFSHORE DEVELOPMENT	Crude Oil and/or Natural Gas	Well
#: 83
	1,300,000	Bonuses	SAO TOME AND PRINCIPE	AGENCIA NACIONAL DO PETROLEO DE SAO TOME E PRINCIPE	DW BLOCK 4	Crude Oil and/or Natural Gas	Well
#: 84
	140,000	Fees	TANZANIA, UNITED REPUBLIC OF	PETROLEUM UPSTREAM REGULATORY AUTHORITY	BLOCK 1 AND 4	Crude Oil and/or Natural Gas	Well
#: 85
	24,904,580	Taxes	TUNISIA	LE RECEVEUR DES FINANCES DU LAC	HASDRUBAL CONCESSION	Crude Oil and/or Natural Gas	Well
#: 86
	2,140,627	Royalties	TUNISIA	ENTREPRISE TUNISIENNE D'ACTIVITES PETROLIERES	HASDRUBAL CONCESSION	Crude Oil and/or Natural Gas	Well
#: 87
	2,801,006	Royalties	TUNISIA	LE RECEVEUR DES FINANCES DU LAC	HASDRUBAL CONCESSION	Crude Oil and/or Natural Gas	Well
#: 88
	119,099	Fees	CANADA	GOVERNMENT OF ALBERTA	GREATER DEEP BASIN	Crude Oil and/or Natural Gas	Well
#: 89
	625,526	Fees	CANADA	MINISTRY OF FINANCE (BRITISH COLUMBIA)	GROUNDBIRCH	Crude Oil and/or Natural Gas	Well
#: 90
	656,638	Royalties	CANADA	GOVERNMENT OF ALBERTA	GREATER DEEP BASIN	Crude Oil and/or Natural Gas	Well
#: 91
	2,915,313	Royalties	CANADA	MINISTRY OF FINANCE (BRITISH COLUMBIA)	GROUNDBIRCH	Crude Oil and/or Natural Gas	Well
#: 92
	679,158	Fees	CANADA	MINISTRY OF JOBS, ECONOMIC DEVELOPMENT AND INNOVATION	GROUNDBIRCH	Crude Oil and/or Natural Gas	Well
#: 93
	60,864,405	Taxes	CANADA	PROVINCIAL TREASURER OF ALBERTA	ATHABASCA OIL SANDS	Oil Sands	Open Pit
#: 94
	111,702,667	Taxes	CANADA	RECEIVER GENERAL FOR CANADA	ATHABASCA OIL SANDS	Oil Sands	Open Pit
#: 95
	1,126,040	Royalties	CANADA	RECEIVER GENERAL FOR CANADA	FOOTHILLS	Crude Oil and/or Natural Gas	Well
#: 98
	243,408	Fees	UNITED STATES	ALASKA DEPARTMENT OF NATURAL RESOURCES	ALASKA EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 101
	126,720	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GULF OF AMERICA (WEST)	Crude Oil and/or Natural Gas	Well
#: 102
	111,406,752	Royalties	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GULF OF AMERICA (WEST)	Crude Oil and/or Natural Gas	Well
#: 103
	1,076,187,269	Royalties	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GULF OF AMERICA (CENTRAL)	Crude Oil and/or Natural Gas	Well
#: 104
	282,312	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GULF OF AMERICA (CENTRAL)	Crude Oil and/or Natural Gas	Well
#: 105
	80,026,087	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE	GULF OF AMERICA EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 107
	1,984,309	Taxes	ARGENTINA	AGENCIA DE RECAUDACION Y CONTROL ADUANERO	ARGENTINA UNCONVENTIONAL PROJECTS	Crude Oil and/or Natural Gas	Well
#: 108
	53,082,051	Prod. Entitlements	ARGENTINA	GAS Y PETROLEO DEL NEUQUEN S.A.	ARGENTINA UNCONVENTIONAL PROJECTS	Crude Oil and/or Natural Gas	Well
#: 109
	2,475,819	Royalties	ARGENTINA	PROVINCIA DE SALTA	ACAMBUCO	Crude Oil and/or Natural Gas	Well
#: 110
	123,276	Fees	ARGENTINA	PROVINCIA DEL NEUQUEN	ARGENTINA UNCONVENTIONAL PROJECTS	Crude Oil and/or Natural Gas	Well
#: 111
	141,493,849	Royalties	ARGENTINA	PROVINCIA DEL NEUQUEN	ARGENTINA UNCONVENTIONAL PROJECTS	Crude Oil and/or Natural Gas	Well
#: 112
	9,540,351	Bonuses	BRAZIL	AGENCIA NACIONAL DO PETROLEO GAS NATURAL E BIOCOMBUSTIVEIS	BASIN EXPLORATION PROJECTS	Crude Oil and/or Natural Gas	Well
#: 113
	31,254,519	Royalties	BRAZIL	MINISTERIO DA FAZENDA	BC-10	Crude Oil and/or Natural Gas	Well
#: 114
	882,483,636	Royalties	BRAZIL	MINISTERIO DA FAZENDA	BM-S-9, BM-S-9A, BM-S-11, BM-S-11A AND ENTORNO DE SAPINHOA	Crude Oil and/or Natural Gas	Well
#: 115
	233,949,525	Royalties	BRAZIL	MINISTERIO DA FAZENDA	LIBRA PSC	Crude Oil and/or Natural Gas	Well
#: 116
	3,244,993	Fees	BRAZIL	MINISTERIO DA FAZENDA	BASIN EXPLORATION PROJECTS	Crude Oil and/or Natural Gas	Well
#: 117
	1,251,598	Fees	BRAZIL	MINISTERIO DA FAZENDA	BC-10	Crude Oil and/or Natural Gas	Well
#: 118
	501,608	Fees	BRAZIL	MINISTERIO DA FAZENDA	BIJUPIRA AND SALEMA	Crude Oil and/or Natural Gas	Well
#: 119
	1,551,284,244	Fees	BRAZIL	MINISTERIO DA FAZENDA	BM-S-9, BM-S-9A, BM-S-11, BM-S-11A AND ENTORNO DE SAPINHOA	Crude Oil and/or Natural Gas	Well
#: 120
	29,716,011	Prod. Entitlements	BRAZIL	PRE-SAL PETROLEO S.A.	BM-S-9, BM-S-9A, BM-S-11, BM-S-11A AND ENTORNO DE SAPINHOA	Crude Oil and/or Natural Gas	Well
#: 121
	297,972,808	Prod. Entitlements	BRAZIL	PRE-SAL PETROLEO S.A.	LIBRA PSC	Crude Oil and/or Natural Gas	Well
#: 123
	489,880	Fees	COLOMBIA	AGENCIA NACIONAL DE HIDROCARBUROS	COLOMBIA EXPLORATION (OPERATED)	Crude Oil and/or Natural Gas	Well
#: 124
	84,428,910	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	BLOCK 5C	Crude Oil and/or Natural Gas	Well
#: 125
	120,876,414	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	COLIBRI	Crude Oil and/or Natural Gas	Well
#: 126
	99,098,428	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	EAST COAST MARINE AREA	Crude Oil and/or Natural Gas	Well
#: 127
	58,286,833	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	NORTH COAST MARINE AREA 1	Crude Oil and/or Natural Gas	Well
#: 128
	561,771	Taxes	TRINIDAD AND TOBAGO	MINISTRY OF FINANCE	CENTRAL BLOCK	Crude Oil and/or Natural Gas	Well
#: 129
	2,210,566	Royalties	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	CENTRAL BLOCK	Crude Oil and/or Natural Gas	Well
#: 130
	300,000	Bonuses	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 131
	1,714,071	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	BLOCK 5C	Crude Oil and/or Natural Gas	Well
#: 132
	900,921	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	CENTRAL BLOCK	Crude Oil and/or Natural Gas	Well
#: 133
	3,332,208	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	COLIBRI	Crude Oil and/or Natural Gas	Well
#: 134
	537,570	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	DEEPWATER ATLANTIC AREA	Crude Oil and/or Natural Gas	Well
#: 135
	2,100,156	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	EAST COAST MARINE AREA	Crude Oil and/or Natural Gas	Well
#: 136
	2,017,530	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	EXPLORATION	Crude Oil and/or Natural Gas	Well
#: 137
	847,999	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	MANATEE	Crude Oil and/or Natural Gas	Well
#: 138
	2,268,615	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES	NORTH COAST MARINE AREA 1	Crude Oil and/or Natural Gas	Well
#: 140
	303,125,852	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE	PSC 1993 (OPL 212/OML 118, OPL 219/OML 135)	Crude Oil and/or Natural Gas	Well
#: 141
	136,652,153	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE	PSC 1993 (OML 133)	Crude Oil and/or Natural Gas	Well
#: 144
	2,019,600	Fees	NIGERIA	NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE	PSC 1993 (OPL 212/OML 118, OPL 219/OML 135)	Crude Oil and/or Natural Gas	Well
#: 146
	29,996,197	Fees	NIGERIA	NIGER DELTA DEVELOPMENT COMMISSION	PSC 1993 (OPL 212/OML 118, OPL 219/OML 135)	Crude Oil and/or Natural Gas	Well
#: 147
	1,300,681,939	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION	EAST ASSET	Crude Oil and/or Natural Gas	Well
#: 148
	1,854,318,520	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION	WEST ASSET	Crude Oil and/or Natural Gas	Well
#: 149
	649,948,707	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION	PSC 1993 (OPL 212/OML 118, OPL 219/OML 135)	Crude Oil and/or Natural Gas	Well
#: 151
	452,170,096	Royalties	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION	PSC 1993 (OPL 212/OML 118, OPL 219/OML 135)	Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 1
	294,891,077	Taxes	GERMANY	FEDERAL CENTRAL TAX OFFICE		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 2
	(2,763,591)	Taxes	GERMANY	MUNICIPALITY OF COLOGNE		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 3
	(386,534)	Taxes	GERMANY	MUNICIPALITY OF DINSLAKEN		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 4
	(483,145)	Taxes	GERMANY	MUNICIPALITY OF GELSENKIRCHEN		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 5
	584,685	Taxes	GERMANY	MUNICIPALITY OF OSTSTEINBEK		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 6
	(3,943,262)	Taxes	GERMANY	MUNICIPALITY OF WESSELING		Crude Oil and/or Natural Gas	Well
DEUTSCHE SHELL HOLDING GmbH [Member] | #: 7
	(43,963,789)	Taxes	GERMANY	TAX AUTHORITY HAMBURG		Crude Oil and/or Natural Gas	Well
A/S NORSKE SHELL [Member] | #: 24
	1,300,962,023	Taxes	NORWAY	SKATTEETATEN		Crude Oil and/or Natural Gas	Well
A/S NORSKE SHELL [Member] | #: 25
	122,391	Fees	NORWAY	SOKKELDIREKTORATET		Crude Oil and/or Natural Gas	Well
SHELL U.K. LIMITED [Member] | #: 27
	15,464,073	Taxes	UNITED KINGDOM	HM REVENUE AND CUSTOMS		Crude Oil and/or Natural Gas	Well
SHELL U.K. LIMITED [Member] | #: 30
	3,245,736	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY		Crude Oil and/or Natural Gas	Well
SHELL U.K. LIMITED [Member] | #: 34
	128,319	Fees	UNITED KINGDOM	THE CROWN ESTATE SCOTLAND		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member] | #: 35
	3,983,642	Prod. Entitlements	BRUNEI DARUSSALAM	PETROLEUM AUTHORITY OF BRUNEI DARUSSALEM		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member] | #: 37
	5,228,487	Taxes	BRUNEI DARUSSALAM	MINISTRY OF FINANCE AND ECONOMY		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member] | #: 38
	8,660,091	Royalties	BRUNEI DARUSSALAM	PETROLEUM AUTHORITY OF BRUNEI DARUSSALEM		Crude Oil and/or Natural Gas	Well
SHELL DEEPWATER BORNEO B.V. [Member] | #: 36
	39,001,133	Taxes	BRUNEI DARUSSALAM	MINISTRY OF FINANCE AND ECONOMY		Crude Oil and/or Natural Gas	Well
SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member] | #: 39
	5,911,867	Taxes	CHINA	TIANJIN MUNICIPAL TAXATION BUREAU		Crude Oil and/or Natural Gas	Well
SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member] | #: 40
	4,431,749	Taxes	CHINA	YULIN MUNICIPAL TAXATION BUREAU		Crude Oil and/or Natural Gas	Well
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member] | #: 41
	(17,715,638)	Taxes	INDIA	INCOME TAX DEPARTMENT		Crude Oil and/or Natural Gas	Well
SABAH SHELL PETROLEUM COMPANY LIMITED [Member] | #: 54
	4,502,043	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI		Crude Oil and/or Natural Gas	Well
SARAWAK SHELL BERHAD [Member] | #: 58
	3,394,907	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI		Crude Oil and/or Natural Gas	Well
SHELL ENERGY ASIA LIMITED [Member] | #: 59
	2,616,753	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI		Crude Oil and/or Natural Gas	Well
SHELL OIL AND GAS (MALAYSIA) LLC [Member] | #: 60
	595,653	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI		Crude Oil and/or Natural Gas	Well
SHELL SABAH SELATAN SENDRIAN BERHAD [Member] | #: 61
	4,124,081	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI		Crude Oil and/or Natural Gas	Well
SHELL AUSTRALIA PTY LTD [Member] | #: 71
	694,167,153	Taxes	AUSTRALIA	AUSTRALIAN TAXATION OFFICE		Crude Oil and/or Natural Gas	Well
SHELL EGYPT N.V. [Member] | #: 82
	1,296,435	Bonuses	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION		Crude Oil and/or Natural Gas	Well
MEXICO EXPLORATION DEEPWATER [Member] | #: 96
	17,154,483	Fees	MEXICO	FONDO MEXICANO DEL PETROLEO PARA LA ESTABILIZACION Y EL DESARROLLO		Crude Oil and/or Natural Gas	Well
MEXICO EXPLORATION DEEPWATER [Member] | #: 97
	4,372,519	Fees	MEXICO	SERVICIO DE ADMINISTRACION TRIBUTARIA		Crude Oil and/or Natural Gas	Well
SHELL PETROLEUM INC. [Member] | #: 99
	53,638,500	Taxes	UNITED STATES	INTERNAL REVENUE SERVICE		Crude Oil and/or Natural Gas	Well
SHELL OFFSHORE INC. [Member] | #: 100
	860,822	Infrastructure	UNITED STATES	LOUISIANA DEPARTMENT OF TRANSPORTATION AND DEVELOPMENT		Crude Oil and/or Natural Gas	Well
SHELL EXPLORATION AND PRODUCTION COMPANY [Member] | #: 106
	(400,000)	Taxes	UNITED STATES	COMMONWEALTH OF PENNSYLVANIA		Crude Oil and/or Natural Gas	Well
SHELL BRASIL PETROLEO LTDA. [Member] | #: 122
	656,740,954	Taxes	BRAZIL	RECEITA FEDERAL DO BRASIL		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 139
	208,956,393	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 143
	1,471,849	Fees	NIGERIA	NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 145
	67,264,702	Fees	NIGERIA	NIGER DELTA DEVELOPMENT COMMISSION		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 150
	1,732,350	Fees	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION		Crude Oil and/or Natural Gas	Well
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | #: 152
	328,061,367	Royalties	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION		Crude Oil and/or Natural Gas	Well
SHELL NIGERIA EXPLORATION AND PRODUCTION COMPANY LTD [Member] | #: 142
	$ 440,468	Fees	NIGERIA	NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE		Crude Oil and/or Natural Gas	Well